Fixed Assets Suppliers (Tables)	12 Months Ended
Dec. 31, 2025
Schedule Of Classification Of Fixed Assets Suppliers [Abstract]
Schedule of Fixed Assets Suppliers

€million	2025	2024
Non-current	164	426
Current	279	184